Cover	Dec. 08, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Model Performance Acquisition Corp. (the "Company") is filing this Amendment No. 1 to its Current Report on this Form 8-K/A for the initial public offering date of April 12, 2021 (the "First Amendment"), as originally filed with the U.S. Securities and Exchange Commission (the "SEC") on May 20, 2021 (the "Original Form 8-K") to amend and restate the Company's audited balance sheet and accompanying footnotes as of April 12, 2021 on Form 8-K, as further described below. This amended and restated report on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this Amendment No. 1 on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K. The Company is filing this First Amendment on Form 8-K/A to reflect a restatement of the Company's audited balance sheet as of April 12, 2021, to correct errors in the Company's classification of a portion of ordinary shares as permanent equity as further described below.
Document Period End Date	Dec. 08, 2021
Entity File Number	001-40318
Entity Registrant Name	Model Performance Acquisition Corp.
Entity Central Index Key	0001841993
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Cheung Kong Center
Entity Address, Address Line Two	58 Floor
Entity Address, Address Line Three	2 Queens Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	5801
City Area Code	852
Local Phone Number	9258 9728
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	MPAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	MPACW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	MPACU
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	MPACR
Security Exchange Name	NASDAQ